Long-term Debt - Components of Long-Term Debt (Detail) - EUR (€) € in Thousands		Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Loan headquarter building	[1]	€ 28,078	€ 29,507
Other		18,392	19,031
Long-term debt		1,129,685	1,154,137
Less: current portion of long-term debt		4,211	4,261
Non-current portion of long-term debt		1,125,474	1,149,876
5.75 Percent Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Principal amount		254,339	264,085
3.375 Percent Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Principal amount		€ 828,876	€ 841,514

[1]	This loan relates to our VIE, see Note 12.